Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity:

Employee Stock Plans

A 2009 Stock Incentive Plan was adopted by the Board of Directors and approved by the shareholders of CBI. There are no options outstanding under this plan.

On July 18, 2014, the EIP was adopted by the Company’s Board of Directors. On September 30, 2014, the EIP was approved by the majority of stockholders. The 2014 EIP authorizes the issuance of up to 32,583,475 shares of the Company’s common stock. In July 2014, 15,041,738 restricted stock units (“RSUs”) were granted to the Company’s Chief Executive Officer, Nicholas J. Virca, and were to vest upon the earlier to occur of (i) September 3, 2016 or (ii) the acceptance by the FDA of a New Drug Application (“NDA”) by the Company for any Company product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology, provided that Mr. Virca is actively employed by the Company on the earlier of such date. An additional 1.5 million RSUs were issued to various Board members and officers with the same vesting schedule. In August 2014, 7,000,000 RSUs were issued to the Company’s Chief Financial Officer, Garrison J. Hasara. Of those RSUs, 50% were to vest upon the earlier to occur of (i) September 3, 2016 or (ii) the acceptance by the FDA of a NDA by the Company for any Company product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology, provided that Mr. Hasara is actively employed by the Company on the earlier of such date. Mr. Hasara’s balance of RSUs were to vest September 3, 2017. As discussed below, all RSU’s mentioned above vested in November 2016 upon a change in control.

In August 2015, the Company issued a total of 2,350,000 RSUs to various members the Board of Directors and management of the Company. Of this amount, the 750,000 RSUs issued to management were to vest over three years. The 1,600,000 issued to Board members were to vest the earlier of September 5, 2017 and FDA approval of an NDA for any product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology. There were 125,000 outstanding RSUs at December 31, 2017, all of which were issued in May 2017 to recently added Board members. All of the outstanding RSUs at December 31, 2017 vested on January 1, 2018. These RSUs were issued pursuant to the Plan.

On July 1, 2016, the three independent members of the Board of Directors and the Secretary received a total grant of 650,000 RSUs and 650,000 common stock options with an exercise price of $0.24 per share. Stock option activity for the year ended December 31, 2016 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Outstanding at January 1, 2016	—	n/a	n/a

Granted to Directors and Officers in 2016	650,000	$0.24
Exercised	—	—
Forfeitures	—	—

Outstanding at December 31, 2016	650,000	$0.24	$97,500

No activity in 2017	—	—

Outstanding at December 31, 2017	650,000	$0.24	$6,500

In November 2016, pursuant to the change in control provision in the EIP, all then outstanding RSUs and stock options vested when Mayne Pharma exercised Common Stock warrants and exceeded 50% ownership the of outstanding Common Stock. The RSU shares were issued on March 8, 2017, net of 10,802,144 shares of Common Stock which were withheld from issuance representing estimated income taxes due from the vested RSUs. No stock options have been exercised as of December 31, 2017.

Going forward, incentive awards may be in the form of stock options, restricted stock, restricted stock units and performance and other awards. In the case of incentive stock options, the exercise price will not be less than 100% of the fair market value of shares covered at the time of the grant, or 110% for incentive stock options granted to persons who own more than 10% of the Company’s voting stock. Options granted will generally vest over a three-year period from the date of grant and will be exercisable for ten years, except that the term may not exceed five years for incentive stock options granted to persons who own more than 10% of the Company’s outstanding common stock.

Stock-based compensation expense is determined based on the fair value of the stock-based awards and recognized over the vesting period. The Company recognized $1,865,993 and $3,563,675 in stock-based compensation expense related to Restricted Stock Units and stock options for the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017, there was no unamortized stock-based compensation.

Common Stock Issuances

See Note 1 for discussion of Common Stock issued in conjunction with the Mayne Pharma Purchase Agreement and the May 2016 Financing.

Preferred Stock Issuances

See Note 11 for discussion of Preferred stock issued to Mayne Pharma subsequent to December 31, 2017.

Warrants

See Note 1 for discussion of warrants issued in conjunction with the Mayne Pharma Purchase Agreement and the May 2016 Financing. See Note 11 for discussion of the warrants in connection with the Series B Preferred Stock Purchase Agreement.

Details of the 2016 and 2017 warrant exercises can be found in the chart below:

Year	Warrant Holder	# of Warrants	Exercise Price	Total Proceeds
2016	Mayne	10,250,569	$0.0878	$900,000
2016	Mayne	33,333,333	$0.075	2,500,001
2016	Mayne	4,860,000	$0.12	583,200

	Total Mayne exercises	48,443,902		3,983,201
2016	May 2016 Financing Finders	150,000	$0.12	18,000
2016	May 2016 Financing Investors	4,500,000	$0.12	540,000

	Total common stock warrant exercises for the twelve months ended December 31, 2016	53,093,902		$4,541,201

2017	May 2016 Financing Investors	412,500	$0.12	$49,500

	Total common stock warrant exercises for the twelve months ended December 31, 2017	412,500		$49,500

There were 56,273,305 outstanding common stock warrants at December 31, 2017 with a weighted average exercise price of $0.11 and a weighted average remaining life of 3.0 years.